Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of income tax [text block]

Note 11. Income Taxes

(a)	Analysis of charge/(credit) for the year:

	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Income tax benefit	$908	$788	$790
Total income tax benefit for the year	$908	$788	$790

On December 31, 2025, the Company had net tax loss carry-forwards in Denmark of $23.2 million (2024: $20.4 million) for income tax purposes, all of which can be carried forward infinitely according to Danish Corporate Income Tax Act. As of December 31, 2025, the Company did not have any tax loss carry-forwards in any other tax jurisdictions.

The benefit from income taxes for each year includes a tax credit for research and development expenditures at the applicable tax rate under the Danish Tax Assessment Act and Australian tax legislation, respectively.

(b)	Reconciliation of effective tax rate to Danish statutory tax rate

	Years Ended December 31,
	2025	2024	2023
Statutory corporate income tax rate in Denmark	22%	22%	22%
Non-deductible income / (expenses)	(3)%	5%	(1)%
Non-taxable income / (expenses)	—%	—%	—%
Additional tax deduction R&D expenses	2%	2%	1%
Tax credit research and development expenditures	—%	(7)%	(4)%
Change in deferred tax asset not capitalized	(11)%	(15)%	(14)%
Total effective tax rate	10%	7%	4%

(c)	Deferred tax in the consolidated statements of financial position

	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Deferred Tax Positions:
Warrants	$—	$—	$275
Loss carry forward	23,158	20,429	19,022
Other items	(156)	(131)	(126)
Deferred tax assets not recognized	(23,002)	(20,298)	(19,171)
Total Deferred Tax	$—	$—	$—

Under Danish tax legislation, the value of warrants to employees is income tax exempt subject to meeting certain conditions. The value of income tax exempt warrants is not tax deductible for the issuer. There is currently uncertainty in respect of the extent to which the conditions for being tax exempt are met and consequently the extent to which a tax deduction will be available for the company. Consequently, the deferred tax asset disclosed above is subject to uncertainty and there is a risk that the amount disclosed above is not tax deductible in full.